Schedule of Investments
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.30%
Brazil–7.16%
Arcos Dorados Holdings, Inc., Class A	661,360	$7,354,323
Multiplan Empreendimentos Imobiliarios S.A.	1,832,200	9,348,406
TOTVS S.A.	1,446,300	8,183,992
Wilson Sons S.A.	3,008,682	10,732,010
		35,618,731
Canada–6.76%
Calian Group Ltd.	179,300	7,518,541
E-L Financial Corp. Ltd.	12,921	10,387,834
Information Services Corp.	427,900	8,747,223
Total Energy Services, Inc.	670,190	5,036,753
Trican Well Service Ltd.	639,308	1,958,679
		33,649,030
China–4.31%
Airtac International Group	244,000	8,459,287
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	1,146,349	2,108,763
Tongcheng Travel Holdings Ltd.(a)(b)	4,106,800	10,857,226
		21,425,276
Egypt–1.29%
Eastern Co. S.A.E.	6,118,955	3,483,560
Integrated Diagnostics Holdings PLC(a)(b)	7,477,870	2,948,607
		6,432,167
France–7.18%
Exail Technologies S.A.(b)(c)	267,597	6,469,781
Guillemot Corp.	261,198	1,365,304
Kaufman & Broad S.A.	189,837	5,534,684
Linedata Services	58,928	4,349,163
Metropole Television S.A.	185,460	2,764,723
Neurones	136,653	6,754,232
Precia S.A.	226,210	8,459,687
		35,697,574
Georgia–2.51%
TBC Bank Group PLC	307,628	12,479,219
Germany–4.89%
CompuGroup Medical SE & Co. KGaA	168,581	5,188,078
CTS Eventim AG & Co. KGaA	129,706	11,532,528
flatexDEGIRO AG(b)	679,753	7,614,932
		24,335,538
India–2.06%
Emami Ltd.	734,643	3,787,195
MakeMyTrip Ltd.(b)(c)	90,746	6,447,503
		10,234,698
Indonesia–3.67%
PT Kalbe Farma Tbk	62,194,400	5,786,421
PT Mitra Keluarga Karyasehat Tbk(a)	47,042,400	8,130,971
Shares		Value
Indonesia–(continued)
PT Pakuwon Jati Tbk	161,499,300	$4,321,052
		18,238,444
Italy–5.08%
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	7,021,560
MARR S.p.A.	422,128	5,362,955
Openjobmetis Spa agenzia per il lavoro	401,136	7,028,206
Technogym S.p.A.(a)(c)	589,561	5,849,539
		25,262,260
Japan–10.07%
Fujimi, Inc.	250,400	5,745,493
Hamamatsu Photonics K.K.	222,400	7,841,003
M3, Inc.	248,500	3,576,244
Nabtesco Corp.	174,500	2,925,396
Shimano, Inc.	51,500	7,661,322
SHOEI Co., Ltd.	286,100	4,324,606
Tokyo Ohka Kogyo Co. Ltd.	264,100	8,010,312
Zuken, Inc.	340,400	9,986,467
		50,070,843
Malaysia–2.71%
Bursa Malaysia Bhd.	2,283,700	3,600,260
Heineken Malaysia Bhd.	1,319,400	6,473,829
KPJ Healthcare Bhd.	8,494,600	3,413,171
		13,487,260
Mexico–3.04%
Bolsa Mexicana de Valores S.A.B. de C.V.	4,325,494	9,653,058
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,340,200	5,447,490
		15,100,548
Netherlands–0.93%
SBM Offshore N.V.	290,127	4,633,812
New Zealand–0.86%
Freightways Group Ltd.(c)	812,295	4,296,858
Poland–2.19%
Mo-BRUK S.A.	64,932	5,298,021
Text S.A.	248,384	5,596,833
		10,894,854
South Africa–1.67%
Combined Motor Holdings Ltd.	2,114,569	2,961,823
Karooooo Ltd.	214,000	5,362,840
		8,324,663
South Korea–1.13%
LEENO Industrial, Inc.	29,401	5,645,897
Spain–0.96%
Construcciones y Auxiliar de Ferrocarriles S.A.	130,396	4,755,805
Sweden–2.30%
Kindred Group PLC, SDR	763,188	8,863,251

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Shares		Value
Sweden–(continued)
Proact IT Group AB	250,428	$2,586,948
		11,450,199
Switzerland–1.21%
Kardex Holding AG	21,500	6,035,846
Taiwan–2.12%
ASPEED Technology, Inc.	27,000	2,813,943
Visual Photonics Epitaxy Co. Ltd.	1,470,000	7,722,227
		10,536,170
United Kingdom–18.91%
4imprint Group PLC	126,306	10,083,615
Bioventix PLC	32,000	1,796,915
Character Group PLC (The)	440,000	1,455,540
Clarkson PLC	142,000	7,191,863
DCC PLC	154,050	11,208,077
Diploma PLC	147,480	6,927,347
IG Group Holdings PLC	1,086,132	10,021,397
ME Group International PLC	4,829,242	10,153,782
Mortgage Advice Bureau Holdings Ltd.	787,549	9,034,003
Renew Holdings PLC	942,085	10,993,193
Savills PLC	413,099	5,565,951
Serco Group PLC	2,748,123	6,579,777
XP Power Ltd.	221,578	3,055,645
		94,067,105
United States–1.29%
Signify N.V.	208,002	6,403,232
Total Common Stocks & Other Equity Interests (Cost $371,527,532)		469,076,029
Shares		Value
Money Market Funds–4.42%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	7,631,837	$7,631,837
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	5,619,836	5,622,084
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	8,722,100	8,722,099
Total Money Market Funds (Cost $21,973,368)		21,976,020
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.72% (Cost $393,500,900)		491,052,049
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.19%
Invesco Private Government Fund, 7.57%(d)(e)(f)	1,667,806	1,667,806
Invesco Private Prime Fund, 5.49%(d)(e)(f)	4,286,490	4,288,634
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,956,466)		5,956,440
TOTAL INVESTMENTS IN SECURITIES—99.91% (Cost $399,457,366)		497,008,489
OTHER ASSETS LESS LIABILITIES–0.09%		431,980
NET ASSETS–100.00%		$497,440,469
Investment Abbreviations:
RSP	– Registered Savings Plan Shares
SDR	– Swedish Depository Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $27,786,343, which represented 5.59% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,849,108	$9,572,484	$(12,789,755)	$-	$-	$7,631,837	$107,682
Invesco Liquid Assets Portfolio, Institutional Class	7,921,543	6,837,489	(9,135,539)	(2,784)	1,375	5,622,084	81,632
Invesco Treasury Portfolio, Institutional Class	12,398,980	10,939,982	(14,616,863)	-	-	8,722,099	122,771
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	918,745	10,501,910	(9,752,849)	-	-	1,667,806	28,890*
Invesco Private Prime Fund	2,362,487	23,704,005	(21,776,833)	(981)	(44)	4,288,634	77,889*
Total	$34,450,863	$61,555,870	$(68,071,839)	$(3,765)	$1,331	$27,932,460	$418,864

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$35,618,731	$—	$—	$35,618,731
Canada	33,649,030	—	—	33,649,030
China	—	21,425,276	—	21,425,276
Egypt	—	6,432,167	—	6,432,167
France	—	35,697,574	—	35,697,574
Georgia	—	12,479,219	—	12,479,219
Germany	—	24,335,538	—	24,335,538
India	6,447,503	3,787,195	—	10,234,698
Indonesia	—	18,238,444	—	18,238,444
Italy	—	25,262,260	—	25,262,260
Japan	—	50,070,843	—	50,070,843
Malaysia	—	13,487,260	—	13,487,260
Mexico	—	15,100,548	—	15,100,548
Netherlands	—	4,633,812	—	4,633,812
New Zealand	—	4,296,858	—	4,296,858
Poland	—	10,894,854	—	10,894,854
South Africa	5,362,840	2,961,823	—	8,324,663
South Korea	—	5,645,897	—	5,645,897
Spain	—	4,755,805	—	4,755,805
Sweden	—	11,450,199	—	11,450,199
Switzerland	—	6,035,846	—	6,035,846
Taiwan	—	10,536,170	—	10,536,170
United Kingdom	—	94,067,105	—	94,067,105
United States	—	6,403,232	—	6,403,232
Money Market Funds	21,976,020	5,956,440	—	27,932,460
Total Investments	$103,054,124	$393,954,365	$—	$497,008,489
Invesco EQV International Small Company Fund